Accounts Receivables, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 9,830	$ 11,402
Addition/(reversal)	199	(1,609)	$ 3,344
Exchange difference in translation	(102)	37
Ending balance	$ 9,927	$ 9,830	$ 11,402